RELATED PARTY BALANCES AND TRANSACTIONS - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	¥ 2,085	$ 298	¥ 1,547
Investees
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	¥ 2,085		¥ 1,547